Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Goodwill

The following table presents the movement in goodwill for the years ended December 31, 2025 and 2024:

	December 31,
(millions of U.S. dollars)	2025	2024
Cost:
Balance as of January 1,	7,262	6,719
Acquisitions	478	714
Disposals of businesses	(1)	(87)
Translation and other, net	174	(84)
Carrying amount as of December 31:	7,913	7,262

Summary of Carrying Amount of Goodwill by Cash Generating Unit	The following table shows the carrying amount of goodwill by CGU that was tested for impairment:

October 1,
(millions of U.S. dollars)	2025
Legal Professionals	3,697
Corporates	2,069
Tax, Audit & Accounting Professionals	1,663
Reuters	231
Global Print	249
7,909

Impairment Test of Goodwill- Key Assumptions

The key assumptions used in performing the impairment test, by CGU, are presented below:

	Perpetual	Discount	Tax
Cash-Generating Unit	Growth Rate(1)	Rate	Rate
Legal Professionals	2.5%	11.0%	26.6%
Corporates	2.5%	11.0%	26.8%
Tax, Audit & Accounting Professionals	3.0%	11.5%	27.6%
Reuters	2.5%	13.0%	25.0%
Global Print	(5.5%)	11.5%	26.8%

(1)
The perpetual growth rate is applied to the final year of cash flow projections.